Government Grants - Summary of Details of Government Grants (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024		Dec. 31, 2023
Disclosure Of Details of Government grants [Line Items]
Non-current liability	€ 4,568	[1]	€ 4,849
Current liability	€ 500	[1]	551
Movilidad 2030 [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)
Non-current liability	€ 659		701
Current liability	€ 81		88
Flexener [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)
Non-current liability	€ 94		118
Current liability	€ 28		31
Magnetor [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)
Non-current liability	€ 8		13
Current liability	€ 6		7
Zeus Ptas [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)
Non-current liability	€ 463		475
Current liability	€ 6		7
Alt impacte [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)
Non-current liability	€ 369		389
Current liability	€ 44		49
Minichargers [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)
Non-current liability	€ 54		62
Current liability	€ 8		9
Electrolinera [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Instituto para Diversificación y Ahorro de la Energía (IDEA)
Non-current liability	€ 414		421
Accio creaci lloc treballs [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)
Non-current liability	€ 108		110
Current liability	€ 34		37
Hermes Estudios [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Ministerio de Industria, Comercio y Turismo
Non-current liability	€ 615		692
Current liability	€ 203		223
Hermes Desarrollo [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Ministerio de Industria, Comercio y Turismo
Non-current liability	€ 1,433		1,505
Current liability	€ 46		51
Hermes Formacion [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Ministerio de Industria, Comercio y Turismo
Non-current liability	€ 225		233
Current liability	€ 44		49
Top Gun [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 47		47
Torres Quevedo [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia Estatal de Investigación
Non-current liability	€ 79		€ 83

[1]	Unaudited